PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2015	2016
Cost
Buildings and plant	$313,290,516	$286,302,082
Machinery and equipment	389,373,554	371,703,665
Furniture, fixtures and equipment	22,418,768	21,355,517
Motor vehicles	293,331	334,025
Less: Accumulated depreciation	(188,680,279)	(206,725,215)
Property, plant and equipment, net	$536,695,889	$472,970,074
Construction in process	7,630,236	84,457,810
Total	$544,326,125	$557,427,884